Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Other Payables and Accrued Expenses [Abstract]
Components of other payables and accrued expenses
	As of December 31,
	2015	2016
	RMB	RMB

Business and other tax payable	35,358	59,919
Refundable deposits from employees and agents	13,239	23,472
Professional fees	18,553	45,745
Accrued expenses to third parties (i)	42,622	79,847
Payables for addition of office equipment, furniture and fixtures	8,618	8,618
Advance from third parties	35,808	47,534
Insurance compensation claim payable to customers	823	875
Payable for equity acquisition of investment in affiliates/additional equity interest in subsidiaries	38,495	—
Contributions from members of eHuzhu mutual aid program	8,995	25,605
Others	11,051	22,436
Total	213,562	314,051

(i)

As of December 31, 2015, included in accrued expenses to third parties represented an amount of RMB19,500 payable to Chengdu Puyi Bohui Information Technology Co., Ltd, the shareholder of Fanhua Puyi Fund Sales Co. Ltd. ("Puyi Fund Sales") for marketing activities. The amount was settled in 2016. The Group beneficially owns 15.4% equity interests in Puyi Fund Sales. Other than the amount payable to Puyi Fund Sales, the remaining balance mainly represented the accrued commission payable to the agents.